Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Estimated Fair Values of Investment Securities

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2014 and 2013:

	(Expressed in thousands) December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$44,595	$13	$(602)	$44,006
Obligations of states and political subdivisions	40,349	2,144	(71)	42,422
Mortgage-backed securities	110,626	818	(1,001)	110,443
Equity securities	171	38	(1)	208

Total available-for-sale	$195,741	$3,013	$(1,675)	$197,079

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$50,598	$18	$(2,170)	$48,446
Obligations of states and political subdivisions	60,049	1,421	(1,056)	60,414
Mortgage-backed securities	93,501	72	(2,673)	90,900
Equity securities	165	32	(2)	195

Total available-for-sale	$204,313	$1,543	$(5,901)	$199,955

Gross Unrealized Losses and Fair Value for Investment Securities by Investment Category and Continuous Unrealized Loss Position Time

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013:

	(Expressed in thousands) 2014
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$5,486	$(9)	$36,006	$(593)	$41,492	$(602)
Obligations of states and political subdivisions	766	(7)	5,000	(64)	5,766	(71)
Mortgage-backed securities	7,193	(12)	37,835	(989)	45,028	(1,001)

Total debt securities	13,445	(28)	78,841	(1,646)	92,286	(1,674)

Equity securities	19	(1)	-	-	19	(1)

Total	$13,464	$(29)	$78,841	$(1,646)	$92,305	$(1,675)

	(Expressed in thousands) 2013
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$46,416	$(2,170)	$-	$-	$46,416	$(2,170)
Obligations of states and political subdivisions	19,009	(867)	1,794	(189)	20,803	(1,056)
Mortgage-backed securities	65,915	(2,036)	11,805	(637)	77,720	(2,673)

Total debt securities	131,340	(5,073)	13,599	(826)	144,939	(5,899)

Equity securities	70	(1)	8	(1)	78	(2)

Total	$131,410	$(5,074)	$13,607	$(827)	$145,017	$(5,901)

Rollforward of the Amount of Credit Related OTTI Recognized in Earnings

The following is a tabular rollforward of the amount of credit related OTTI recognized in earnings (in thousands):

	December 31,
	2014	2013

Balance at beginning of period	$—	$—
Additions for credit-related OTTI not previously recognized	49	—
Reductions for securities sold during the period (realized)	(49)	—

Balance at end of period	$—	$—

Amortized Cost and Fair Value of Securities Available for Sale, by Contractual Maturity

The amortized cost and fair value of investment securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(Expressed in thousands)
	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$605	$608
Due after one year through five years	25,093	25,024
Due after five years through ten years	39,281	39,449
Due after ten years	19,965	21,347

	84,944	86,428
Mortgage-backed securities	110,626	110,443
Equity securities	171	208

Total	$195,741	$197,079